Earnings (Loss) per Share - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares shares in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	3,179	3,184
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	847	1,409
Loan Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	875	0
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	318	732
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	1,139	433
Employee Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	0	610